Shareholder Report, Line Graph (Details) - USD ($)			4 Months Ended	10 Months Ended	12 Months Ended		16 Months Ended	22 Months Ended	24 Months Ended	28 Months Ended	34 Months Ended	36 Months Ended	40 Months Ended	46 Months Ended	48 Months Ended	52 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 21, 2020	Apr. 30, 2015	Apr. 30, 2021	Oct. 31, 2021	Apr. 30, 2025	Apr. 30, 2016	Apr. 30, 2022	Oct. 31, 2022	Apr. 30, 2017	Apr. 30, 2023	Oct. 31, 2023	Apr. 30, 2018	Apr. 30, 2024	Oct. 31, 2024	Apr. 30, 2019	Apr. 30, 2025	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
C000103258 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value		$ 10,000				$ 9,208			$ 9,536			$ 10,879			$ 10,213		$ 8,737	$ 13,280	$ 10,276	$ 9,817	$ 10,665	$ 11,232
C000103256 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Investor A Shares (with sales charge)
C000103257 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Investor C Shares (with sales charge)
C000198231 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Class K Shares
Accumulated Value		10,000				9,208			9,536			10,879			10,213		8,737	13,296	10,292	9,836	10,691	11,242
C000121567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value		10,000				9,329			9,732			10,220			10,758		10,540	11,079	10,754	11,410	14,119	16,514
C000121568 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Investor A Shares (with sales charge)
C000121569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Investor C Shares (with sales charge)
C000166017 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Class K Shares
Accumulated Value		10,000				9,338			9,740			10,237			10,777		10,571	11,115	10,799	11,455	14,178	16,592
C000223506 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value	$ 10,000		$ 10,814	$ 10,759			$ 10,155	$ 8,865		$ 10,215	$ 9,774		$ 10,974	$ 11,826		$ 12,365
C000223508 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Investor A Shares (with sales charge)
C000223507 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Class K Shares
Accumulated Value	10,000		10,814	10,759			10,155	8,865		10,215	9,777		10,979	11,845		12,377
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets Index
Accumulated Value	10,000	10,000		10,258		8,213		7,075	9,785		7,839	11,910		9,824	11,309		9,952	14,800	12,087	11,300	12,416	13,537
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World Index
Accumulated Value		10,000				9,583			10,987			12,439			13,245		12,715	18,478	17,828	18,395	21,777	24,424
ICE BofA 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value		$ 10,000				$ 10,015			$ 10,055			$ 10,173			$ 10,395		$ 10,610	$ 10,622	$ 10,630	$ 10,930	$ 11,516	$ 12,079
MSCI Emerging Markets Minimum Volatility Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets Minimum Volatility Index
Accumulated Value	$ 10,000		$ 10,662	$ 10,709			$ 10,223	$ 8,670		$ 9,795	$ 9,229		$ 10,260	$ 11,234		$ 11,302